General Information and Summary (Details)				11 Months Ended	12 Months Ended
	Jan. 23, 2017	Nov. 21, 2016	Oct. 31, 2005 USD ($) shares	Nov. 23, 2016	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2006 USD ($)	Dec. 31, 2015 USD ($)
General Information and Summary (Details) [Line Items]
Trust Termination Description		Pursuant to this notice, Class A unitholders had the opportunity to redeem their interest in the Trust by submitting a written redemption request to the Managing Owner by no later than December 28, 2016. Following such date, in accordance with the Trust Agreement, if the Net Assets of the Trust (as defined in the Trust Agreement) were at least $1,000,000 and the Net Asset Value per Unit of the Class A Units was in excess of $25, the Trust could, in the discretion of the Managing Owner, resume trading.			The Trust will be terminated on December 31, 2026, unless terminated earlier upon the occurrence of one of the following: (1) Beneficial Owners holding more than 50% of the outstanding units notify the Managing Owner to dissolve the Trust as of a specific date; (2) 120 days after the filing of a bankruptcy petition by or against the Managing Owner, unless the bankruptcy court approves the sale and assignment of the interests of the Managing Owner to a purchaser/assignor that assumes the duties of the Managing Owner; (3) 120 days after the notice of the retirement, resignation, or withdrawal of the Managing Owner, unless Beneficial Owners holding more than 50% of the outstanding units appoint a successor; (4) 90 days after the insolvency of the Managing Owner or any other event that would cause the Managing Owner to cease being managing owner of the Trust, unless Beneficial Owners holding more than 50% of the outstanding units appoint a successor; (5) dissolution of the Managing Owner; (6) insolvency or bankruptcy of the Trust; (7) a decrease in the NAV to less than $2,500,000; (8) dissolution of the Trust; or (9) any event that would make it unlawful for the existence of the Trust to be continued or require dissolution of the Trust.
Net Assets Held-in-trust (in Dollars)					$ 4,091,193
Net Asset, Value, Per Unit (in Dollars per share) | $ / shares					$ 49.35
Number of Independent Trading Advisors				6
Trust Termination Date					Dec. 31, 2026
Contingency Reserve Held by Bank (in Dollars)					$ 475,000
Accounts Receivable, Net (in Dollars)					$ 17,890		$ 20,248
United States of America, Dollars
General Information and Summary (Details) [Line Items]
Interest Earned on Trust's Average Daily Balance on Deposit					For U.S. dollar deposits, 100% of interest earned on the Trust’s assets, calculated by the average four-week Treasury bill rate, is paid to the Trust.
LLC Equity/Non-Trading [Member]
General Information and Summary (Details) [Line Items]
Financial Instruments, Owned, Principal Investments, at Fair Value (in Dollars)			$ 57,544,206
Substitute Units Held By Affiliates (in Shares) | shares			2,273,288
Trust Proceeds from Prior Clearing Broker in Bankruptcy (in Dollars)						$ 10,319,318
Payments of Capital Distribution (in Dollars)						$ 9,335,669
Held by Wells Fargo Bank N.A. [Member]
General Information and Summary (Details) [Line Items]
Investments and Cash (in Dollars)					$ 4,850,000
Subsequent Event [Member]
General Information and Summary (Details) [Line Items]
Number of Independent Trading Advisors	3
Revolution Capital Management LLC [Member]
General Information and Summary (Details) [Line Items]
Percentage of Trust Assets Allocated to Trading Advisor		14.29%
Turning Wheel Capital, Inc. [Member]
General Information and Summary (Details) [Line Items]
Percentage of Trust Assets Allocated to Trading Advisor		5.03%
Degraves Capital Management PTY [Member]
General Information and Summary (Details) [Line Items]
Percentage of Trust Assets Allocated to Trading Advisor		6.69%
US Bank [Member]
General Information and Summary (Details) [Line Items]
Compensation Terms for Manager of LLC					The LLC agreed to compensate US Bank, as manager, the following: (1) an initial acceptance fee of $120,000, (2) an annual fee of $25,000, (3) a distribution fee of $25,000 per distribution, (4) out-of-pocket expenses, and (5) an hourly fee for all personnel at the then expected hourly rate ($350 per hour at the time the agreement was executed).
ROW Asset Management, LLC [Member]
General Information and Summary (Details) [Line Items]
Percentage of Trust Assets Allocated to Trading Advisor		10.65%
Revolution Capital Management LLC [Member] | Subsequent Event [Member]
General Information and Summary (Details) [Line Items]
Percentage of Trust Assets Allocated to Trading Advisor	38.56%
Claughton Capital, LLC [Member] | Subsequent Event [Member]
General Information and Summary (Details) [Line Items]
Percentage of Trust Assets Allocated to Trading Advisor	7.72%
Degraves Capital Management PTY [Member] | Subsequent Event [Member]
General Information and Summary (Details) [Line Items]
Percentage of Trust Assets Allocated to Trading Advisor	7.58%
Foreign Currencies [Member]
General Information and Summary (Details) [Line Items]
Interest Earned on Trust's Average Daily Balance on Deposit					For non-U.S. dollar deposits, the current rate of interest is equal to a rate of one-month LIBOR less 100 basis points.